Related Party Transactions - Additional Information (Details)						3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2021 USD ($) shares	Mar. 01, 2021 shares	Jan. 14, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 22, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Feb. 22, 2021 Director shares
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, value | $						$ 4,405,500
Issuance of common stock to sponsor, shares				30,000,000
Revenue from Related Parties | $								$ 0	$ 173,359
Exercise price of warrants | $ / shares				$ 11.50			$ 11.50
Working Capital Loans
Related Party Transaction [Line Items]
Exercise price of warrants | $ / shares							$ 2.00
Borrowing outstanding | $				$ 0			$ 0
Working Capital Loans | Warrants
Related Party Transaction [Line Items]
Debt conversion converted instrument amount | $							$ 1,500,000
Over-Allotment Option
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares	4,500,000			34,500,000
Private Placement Warrants
Related Party Transaction [Line Items]
Period to issue warrant after completion of initial business combination				30 days			30 days
Initial Public Offering
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares	34,500,000
Founder
Related Party Transaction [Line Items]
Sale of stock, description of transaction				(i) one year after the completion of the initial Business Combination or (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the initial Business Combination, the Founder Shares will be released from the lockup.			(i) one year after the completion of the initial Business Combination or (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the initial Business Combination, the Founder Shares will be released from the lockup.
Founder | Minimum [Member]
Related Party Transaction [Line Items]
Sale of stock, required price per share | $ / shares				$ 12.00			$ 12.00
Sponsor
Related Party Transaction [Line Items]
Number of warrants issued				4,000,000
Proceeds from issuance of warrants | $				$ 8,000,000.0
Sponsor | Over-Allotment Option
Related Party Transaction [Line Items]
Number of warrants issued	4,450,000			4,450,000
Proceeds from issuance of warrants | $				$ 8,900,000
Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued							4,450,000
Warrants price | $ / shares				$ 2.00			$ 2.00
Proceeds from issuance of warrants | $							$ 8,900,000
Exercise price of warrants | $ / shares				$ 11.50			$ 11.50
Sponsor | Initial Public Offering | Note
Related Party Transaction [Line Items]
Note payable - related party | $	$ 275,000			$ 125,000
Repaid of related party debt | $	$ 275,000
Sponsor | Initial Public Offering | Maximum | Note
Related Party Transaction [Line Items]
Debt face amount | $					$ 300,000
Class B Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, par value | $ / shares				$ 0.0001			$ 0.0001
Ordinary shares, outstanding	8,625,000	8,625,000	7,187,500	8,625,000			8,625,000
Transferred common stock from sponsor to director nominees				8,625,000			8,625,000
Class B Ordinary Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Ownership percentage on common stock issued and outstanding	20.00%
Underwriter options exercised	1,125,000						1,125,000
Class B Ordinary Shares | Over-Allotment Option | Maximum
Related Party Transaction [Line Items]
Shares forfeited				1,125,000
Class B Ordinary Shares | Founder
Related Party Transaction [Line Items]
Ordinary shares, outstanding		8,625,000	7,187,500
Share dividend		34,500
Ownership percentage on common stock issued and outstanding			20.00%
Class B Ordinary Shares | Founder | Over-Allotment Option
Related Party Transaction [Line Items]
Underwriter options exercised	1,125,000
Class B Ordinary Shares | Founder | Over-Allotment Option | Maximum
Related Party Transaction [Line Items]
Shares forfeited			1,125,000
Class B Ordinary Shares | Sponsor | Founder
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, value | $					$ 25,000
Issuance of common stock to sponsor, shares					5,750,000
Ordinary shares, par value | $ / shares					$ 0.0001
Transferred common stock from sponsor to director nominees										28,750
Number of independent director nominees | Director										5
Class B Ordinary Shares | Sponsor | Director [Member]
Related Party Transaction [Line Items]
Number of independent director nominees | Director										6
Class A Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, par value | $ / shares				$ 0.0001			$ 0.0001
Ordinary shares, outstanding				0
Transferred common stock from sponsor to director nominees				0
Warrant exercisable number of shares				1			1
Exercise price of warrants | $ / shares				$ 11.50			$ 11.50
Class A Ordinary Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares	4,500,000
Class A Ordinary Shares | Initial Public Offering
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares	34,500,000
Class A Ordinary Shares | Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercisable number of shares				1			1